Organization and Principal Activities	12 Months Ended
Aug. 31, 2017
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization and Principal Activities
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Bright Scholar Education Holdings (the “Company”) was incorporated under the laws of Cayman Islands on 16 December, 2016. The Company, its subsidiaries, its variable interest entities and subsidiaries of variable interest entity (“VIEs”) (collectively referred to as the “Group”) are principally engaged in the provision of full spectrum private fundamental education and complementary education services, including kindergarten, primary, middle, high school and international schools in the People’s Republic of China (the “PRC”). The Company was incorporated in the Cayman Islands as the proposed listing entity for the purpose of initial public offering (“IPO”) to raise funds for the schools and entities owned and operated by the common shareholders of the Company.

Reorganization

In order to raise capital for the Group through an initial public offering, the Group undertook a reorganization (“Reorganization) which includes:

1)

During the period from September 1, 2016 to February 28, 2017, the interests of all schools/subsidiaries held by other affiliated entities under common control of Yang’s Family has been transferred to BGY Education Investment, a company owned by Yang’s Family.

2)

The Company was incorporated in the Cayman Islands as the proposed listing entity on December 16, 2016. As of the incorporation date, the total issued share capital was 10 ordinary shares with a par value of USD0.00001 and total authorized share capital is US$50 divided into 5,000,000,000 shares.

3)

Impetus Investment Limited ("Impetus"), a company owned by Yang’s Family, set up a wholly owned PRC subsidiary, Zhuhai Hengqin Bright Scholar Management and Consulting Co. Ltd ("Zhuhai Bright Scholar") on January 24, 2017.

4)

Pursuant to the PRC laws and regulations which currently prohibits foreign ownership of companies and institutions providing compulsory education services at primary and middle school levels, and restricts foreign investment in education services at the kindergarten and high school level. Due to these restrictions, Impetus, through its PRC subsidiary, Zhuhai Bright Scholar, have entered into a series of contractual arrangements with BGY Education Investment, the schools that BGY Education Investment owns (collectively named as “new VIEs”) and the shareholders of BGY Education Investment on January 25, 2017 (“New VIE Arrangement).

5)

On February 8, 2017, the Company issued additional 99,999,990 shares to exchange 100% equity interest of Impetus to the Company. After the Company’s share increment, the total outstanding share of the Company was 100,000,000 share, among that, 72.6%, 20% and 7.4% of its shares are held by Ms. Meirong Yang (“Ms. M”), Ms. Huiyan Yang (“Ms. H”) and Mr. Junli He (“Mr. He”), the chief executive officer of the Group, respectively. Each shareholder maintain individual ownership interests in the Group prior to the Reorganization. The 7.4% of the Company’s shares was issued to Mr. He as the exchange of his interest of the Education Group as part of the acquisition transaction as described in Note 3.

The Company was incorporated in December 2016 and the current structure was completed in February 2017. The Group has accounted for the Reorganization akin to a reorganization of entities under common control and accordingly, the accompanying combined and consolidated financial statements have been prepared as if the current corporate structure has been in existence throughout the periods presented and the assets, liabilities, revenue, expenses and cash flows of the Group are presented by using historical costs. The share and per share data relating to the ordinary shares issued by the Company are presented as if the Reorganization occurred at the beginning of the first period presented.

The Group’s principal subsidiaries and VIE subsidiaries and schools as of August 31, 2017 are as follows:

Name	Place of establishment	Date of establishment	Equity interest attributed to the Group as at August 31, 2017	Principal activities
Wholly owned subsidiaries:
Impetus	Cayman	April 1, 2014	100%	Investment holding
Time Education China Holdings Limited	Hong Kong	August 16, 2013	100%	Investment holding
Time Elan Education Technology Co., Ltd.	The PRC	December 6, 2013	100%	Complementary education services
Zhuhai Bright Scholar	The PRC	January 24, 2017	100%	Investment holding
Shenzhen Qianhai Bright Scholar Management and Consulting Co. Ltd.	The PRC	December 15, 2016	100%	Investment holding
Beijing Bright Scholar Education Consulting Limited Co., Ltd.	The PRC	July 20, 2016	100%	Complementary education services
Foshan Shunde Elan Education Training Co., Ltd.	The PRC	April 12, 2017	100%	Complementary education services
Shenzhen Elan Education Training Co., Ltd.	The PRC	April 1, 2017	100%	Complementary education services
Zhuhai Hengqin Kaidi Education Consulting Co., Ltd.	The PRC	May 11, 2017	80%	Complementary education services

Variable interest entities (“VIEs”)
BGY Education Investment	The PRC	October 16, 2014	100%	Investment holding
Shanghai Elan Culture Communication Co., Ltd.	The PRC	September 16, 2013	100%	Complementary education services
Shenzhen Time Elan Technology Co., Ltd.	The PRC	October 19, 2015	100%	Complementary education services
Time Elan Education Technology (Beijing) Co., Ltd.	The PRC	December 17, 2012	100%	Complementary education services
Guangdong Country Garden School (“GCGS”)	The PRC	January 3, 1994	100%	Kindergarten and international formal education services
Huanan Country Garden School (“HCGS”)	The PRC	June 2, 2004	100%	Formal education services
Huanan Country Garden Bilingual Kindergarten	The PRC	June 22, 2004	100%	Kindergarten education services
Phoenix City Country Garden Kindergarten	The PRC	December 13, 2009	100%	Kindergarten education services
Phoenix City Bilingual School (“PCBS”)	The PRC	April 1, 2004	100%	Formal education services
Licheng Country Garden Bilingual Kindergarten	The PRC	November 17, 2004	100%	Kindergarten education services
Country Garden Venice Bilingual School (“CGBS”)	The PRC	September 1, 2007	100%	Formal education services
Nansha Country Garden Bilingual Kindergarten	The PRC	August 7, 2009	100%	Kindergarten education services
Phoenix City Bilingual Kindergarten	The PRC	April 16, 2008	100%	Kindergarten education services
Wuyi Country Garden Bilingual School	The PRC	September 1, 2009	100%	Formal education services
Shawan Country Garden Kindergarten	The PRC	July 5, 2010	100%	Kindergarten education services
Heshan Country Garden Kindergarten	The PRC	September 1, 2010	100%	Kindergarten education services
Heshan Country Garden School	The PRC	September 1, 2010	100%	Formal education services
Country Garden Venice Kindergarten	The PRC	September 1, 2011	100%	Kindergarten education services
Wuhan Country Garden Kindergarten	The PRC	August 26, 2011	100%	Kindergarten education services
Wuhan Country Garden School	The PRC	August 26, 2011	100%	Formal education services
Huanan Country Garden Cuiyun Mountain Kindergarten	The PRC	May 31, 2012	100%	Kindergarten education services

Name	Place of establishment	Date of establishment	Equity interest attributed to the Group as at August 31, 2017	Principal activities
Zengcheng Country Garden Kindergarten	The PRC	October 18, 2013	100%	Kindergarten education services
Zengcheng Country Garden School	The PRC	October 8, 2013	100%	Formal education services
Fengxin Country Garden Kindergarten	The PRC	August 25, 2014	100%	Kindergarten education services
Phoenix City Fengyan Kindergarten	The PRC	August 25, 2014	100%	Kindergarten education services
Country Garden Huacheng Kindergarten	The PRC	August 21, 2003	100%	Kindergarten education services
Country Garden Huacheng School	The PRC	August 21, 2003	100%	Formal education services
Xiju Country Garden Kindergarten	The PRC	March 3, 2013	100%	Kindergarten education services
Dalang Country Garden Kindergarten	The PRC	March 15, 2013	100%	Kindergarten education services
Huadu Holiday Peninsula Kindergarten	The PRC	August 5, 2013	100%	Kindergarten education services
Jurong Country Garden School	The PRC	September 1, 2013	100%	Formal education services
Maoming Country Garden Kindergarten	The PRC	March 5, 2013	100%	Kindergarten education services
Country Garden Silver Beach Kindergarten	The PRC	August 20, 2014	100%	Kindergarten education services
Haoting Country Garden Kindergarten	The PRC	November 27, 2014	100%	Kindergarten education services
Huaxi Country Garden International Kindergarten	The PRC	September 1, 2014	100%	Kindergarten education services
Huiyang Country Garden Kindergarten	The PRC	September 17, 2014	100%	Kindergarten education services
Ningxiang Country Garden School*	The PRC	September 1, 2014	100%	Formal education services
Huaxi Country Garden International School	The PRC	September 1, 2015	100%	Formal education services
Ningxiang Country Garden Kindergarten	The PRC	September 1, 2014	100%	Kindergarten education services
Ningxiang Country Garden Foreign Language Training School*	The PRC	September 1, 2014	100%	Formal education services
Country Garden Experimental School	The PRC	July 1, 2015	100%	Formal education services
Country Garden Silver Beach School	The PRC	August 20, 2015	100%	Formal education services
Danyang Country Garden Kindergarten	The PRC	September 1, 2015	100%	Kindergarten education services
Gaoming Country Garden Kindergarten	The PRC	August 13, 2015	100%	Kindergarten education services
Huidong Silver Beach Education Consulting Co., Ltd.	The PRC	June 30, 2015	100%	Formal education services
Laian Country Garden Foreign Language School	The PRC	August 11, 2015	100%	Formal education services
Laian Country Garden Kindergarten	The PRC	August 11, 2015	100%	Kindergarten education services
Lanzhou Country Garden Kindergarten	The PRC	August 22, 2016	100%	Kindergarten education services
Chuzhou Country Garden Kindergarten	The PRC	April 17, 2017	100%	Kindergarten education services
Qingyuan Country Garden Bilingual Kindergarten	The PRC	September 1, 2015	100%	Kindergarten education services
Shaoguan Zhenjiang Country Garden Foreign Language Kindergarten	The PRC	November 1, 2015	100%	Kindergarten education services
Taishan Country Garden School	The PRC	August 24, 2015	100%	Formal education services
Lanzhou Country Garden School	The PRC	September 1, 2016	100%	Formal education services
Enping Country Garden Kindergarten	The PRC	August 3, 2015	100%	Kindergarten education services
Foshan Elan Educational Technology Co., Ltd.	The PRC	July 1, 2016	100%	Complementary education services
Huai'an Bright Scholar Tianshan Cultural Education Int & Mgt Co.Ltd.	The PRC	March 07, 2017	70%	Complementary education services
Baoding Baigou New City Bright Scholar Shenghua Educational Consulting Co.,Ltd.	The PRC	May 19, 2017	70%	Complementary education services
Guangdong Xingjian Education Co., Ltd	The PRC	April 2, 2015	100%	Complementary education services
Foshan Shunde Shengbo Culture and Arts Training Co., Ltd.	The PRC	July 16, 2015	100%	Complementary education services
Shanghai Elan Educational Training Co., Ltd.	The PRC	September 30, 2016	100%	Complementary education services